INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities from Discontinued Operations) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Long-lived assets impairment & depreciation	$ 821,137	$ 714,068
Discontinued Operations [Member]
Deferred tax assets:
Net operating loss carried forward	17,293,577	21,182,813
Allowance for doubtful accounts	0	1,998
Government grants related to assets	180,759	211,707
Long-lived assets impairment & depreciation	8,358,235	18,904,406
Others	1,229,693	1,015,525
Sub-total	27,062,264	41,316,449
Valuation Allowance	(27,062,264)	(41,316,449)	$ (38,729,208)	$ (42,362,849)
Total deferred tax assets	$ 0	$ 0